Debt - Total Indebtedness (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total Long-term debt and finance Leases, net		$ 3,064,679	$ 2,874,485
Finance lease, current liabilities		617
Unamortized debt issuance costs	$ (13,200)	(13,700)	(10,300)
Cleco Power
Debt Instrument [Line Items]
Total Long-term debt and finance Leases, net		1,327,372	1,387,774
Total bonds		1,386,055	1,406,625
Barge lease obligations		15,861
Barge lease obligations			16,418
Gross amount of long-term debt and finance leases		1,401,916	1,423,043
Less: long-term debt due within one year		60,970	20,571
Finance lease, current liabilities		617
Less: finance leases classified as long-term debt due within one year			557
Unamortized debt discount		(5,368)	(5,695)
Unamortized debt issuance costs		(7,589)	(8,446)
Unamortized debt issuance costs	$ (7,200)	$ (7,400)	(8,300)
Cleco Power | Senior notes, 2.94%, due 2022
Debt Instrument [Line Items]
Interest rate		2.94%
Total bonds		$ 25,000	25,000
Cleco Power | Senior notes, 3.08%, due 2023
Debt Instrument [Line Items]
Interest rate		3.08%
Total bonds		$ 100,000	100,000
Cleco Power | Senior notes, 3.17%, due 2024
Debt Instrument [Line Items]
Interest rate		3.17%
Total bonds		$ 50,000	50,000
Cleco Power | Senior notes, 3.68%, due 2025
Debt Instrument [Line Items]
Interest rate		3.68%
Total bonds		$ 75,000	75,000
Cleco Power | Senior notes, 3.47%, due 2026
Debt Instrument [Line Items]
Interest rate		3.47%
Total bonds		$ 130,000	130,000
Cleco Power | Senior notes, 4.33%, due 2027
Debt Instrument [Line Items]
Interest rate		4.33%
Total bonds		$ 50,000	50,000
Cleco Power | Senior notes, 3.57%, due 2028
Debt Instrument [Line Items]
Interest rate		3.57%
Total bonds		$ 200,000	200,000
Cleco Power | Senior notes, 6.50%, due 2035
Debt Instrument [Line Items]
Interest rate		6.50%
Total bonds		$ 295,000	295,000
Cleco Power | Senior notes, 6.00%, due 2040
Debt Instrument [Line Items]
Interest rate		6.00%
Total bonds		$ 250,000	250,000
Cleco Power | Senior notes, 5.12%, due 2041
Debt Instrument [Line Items]
Interest rate		5.12%
Total bonds		$ 100,000	100,000
Cleco Power | Series A GO Zone bonds, 2.00%, due 2038, mandatory tender in 2020
Debt Instrument [Line Items]
Interest rate		2.00%
Total bonds		$ 50,000	50,000
Cleco Power | Series B GO Zone bonds, 4.25%, due 2038
Debt Instrument [Line Items]
Interest rate		4.25%
Total bonds		$ 50,000	50,000
Cleco Power | Cleco Katrina/Rita's storm recovery bonds, 5.61%, due 2023
Debt Instrument [Line Items]
Interest rate		5.61%
Total bonds		$ 11,055	31,625
Cleco Holdings
Debt Instrument [Line Items]
Unamortized debt issuance costs		(11,900)	(8,200)
Long-term debt due within one year		(64,398)	0
Unamortized debt issuance costs		(6,271)	(1,989)
Fair value adjustment		127,976	138,700
Deferred debt issuance costs eliminated as a result of the 2016 Merger		$ 5,600	6,300
Cleco Holdings | Senior notes, 3.250%, due 2023
Debt Instrument [Line Items]
Interest rate		3.25%
Total bonds		$ 165,000	165,000
Cleco Holdings | Senior notes, 3.743%, due 2026
Debt Instrument [Line Items]
Interest rate		3.743%
Total bonds		$ 535,000	535,000
Cleco Holdings | Senior notes, 3.375%, due 2029
Debt Instrument [Line Items]
Interest rate		3.375%
Total bonds		$ 300,000	0
Cleco Holdings | Senior notes, 4.973%, due 2046
Debt Instrument [Line Items]
Interest rate		4.973%
Total bonds		$ 350,000	350,000
Cleco Holdings | Bank term loan, due 2021
Debt Instrument [Line Items]
Bank term loan, variable rate, due 2021		300,000	300,000
Cleco Holdings | Bank term loan, due 2021
Debt Instrument [Line Items]
Bank term loan, variable rate, due 2021		$ 30,000	$ 0